Off-Balance-Sheet Activities (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2011	2010

Financial standby letters of credit	$219	$224
Commitments to originate loans	3,956	712
Unused lines of credit and letters of credit	58,604	59,365
Performance standby letters of credit	54	54